Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 11	$ 13	$ 42
Investment in Parent Company	383	530	658
Other accounts receivable		7
Prepaid expenses		7
Total current assets	394	550	700
Total assets	394	550	700
CURRENT LIABILITIES:
Related company	4,942	4,459	3,690
Other accounts payable and accrued expenses	214	251	291
Total current liabilities	5,156	4,710	3,981
NON-CURRENT LIABILITIES:
Derivative related to Service Agreement				[1]
Share capital
Preferred Stock - Authorized: 1,000,000 shares at September 30, 2017 (unaudited) and December 31, 2016; Issued and outstanding: 0 shares at September 30, 2017 (unaudited) and December 31, 2016
Common Stock of $0.001 par value - Authorized: 100,000,000 shares at September 30, 2017 (unaudited) and December 31, 2016; Issued and outstanding: 10,441,251 shares at September 30, 2017 (unaudited) and December 31, 2016	10	10	10
Additional paid-in capital	5,519	5,519	5,516
Accumulated other comprehensive loss			(34)
Accumulated deficit	(10,291)	(9,689)	(8,773)
Total stockholders' deficiency	(4,762)	(4,160)	(3,281)
Total liabilities and stockholders' deficiency	$ 394	$ 550	$ 700

[1]	Represents an amount lower than $1